IDEX Letterhead




September 5, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  IDEX Mutual Funds (IDEX Transamerica Value Balanced)
       1933 Act File No.: 33-2659

Filer CIK No.  0000787623

Dear Sir/Madam:

Pursuant to Rule 497(e) on behalf of the above-referenced Registrant, attached for electronic filing is a Supplement dated August 30, 2001 to the Registrant's Prospectus dated March 1, 2001.

Please do not hesitate to contact me at (727) 299-1824 if you have any questions or concerns regarding this filing.

Sincerely,


			/s/ John K. Carter
John K. Carter, Esq.
Vice President, Secretary &
Senior Counsel


Attachment

cc:	Kimberly J. Smith, Esq.